Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
Columbia EM Core ex-China ETF
Columbia India Consumer ETF
Columbia Research Enhanced Emerging Economies ETF
FIRST QUARTER REPORT
June 30, 2025 (Unaudited)

PORTFOLIO OF INVESTMENTS
Columbia EM Core ex-China ETF
June 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
2 Columbia EM Core ex-China ETF | 2025
Common Stocks - 97.2%
Issuer Shares Value ($)
Argentina - 0.1%
Vista Energy SAB de CV
(a)
17,366 826,650
Brazil - 2.9%
Ambev SA 1,004,880 2,452,431
B3 SA - Brasil Bolsa Balcao 1,399,256 3,737,947
Banco BTG Pactual SA 767,182 5,938,866
Banco Santander Brasil SA 859,711 4,676,717
Embraer SA 334,935 4,725,917
Hapvida Participacoes e Investimentos
SA
(a),(b)
1 4
Lojas Renner SA 279,282 1,007,039
PRIO SA
(a)
76,377 593,344
Rede D'Or Sao Luiz SA
(b)
200,150 1,298,920
Suzano SA 226,840 2,128,398
TOTVS SA 225,724 1,745,708
Vale SA 48,713 469,917
Vibra Energia SA 278,113 1,103,718
WEG SA 433,966 3,401,535
Total 33,280,461
Chile - 0.4%
Empresas Copec SA 408,582 2,776,918
Latam Airlines Group SA 102,198,318 2,064,933
Total 4,841,851
China - 0.1%
Airtac International Group 30,250 901,950
Colombia - 0.1%
Interconexion Electrica SA ESP 167,916 813,067
Czech Republic - 0.1%
CEZ AS 20,136 1,179,057
Egypt - 0.0%
Commercial International Bank - Egypt
(CIB) 363,288 618,066
Greece - 0.6%
Alpha Bank SA 556,246 1,952,313
Eurobank Ergasias Services and Holdings
SA 680,450 2,329,137
National Bank of Greece SA 197,504 2,510,821
Total 6,792,271
Hungary - 0.6%
OTP Bank Nyrt 65,657 5,225,512
Richter Gedeon Nyrt 44,529 1,307,740
Total 6,533,252
India - 26.8%
ABB India, Ltd. 22,732 1,611,730
Adani Enterprises Ltd. 61,756 1,886,237
Adani Green Energy Ltd.
(a)
102,496 1,225,745
Adani Ports & Special Economic Zone
Ltd. 269,880 4,563,666
Adani Power Ltd.
(a)
231,942 1,584,189
Aditya Birla Capital Ltd.
(a)
403,038 1,299,910
Ambuja Cements, Ltd. 215,271 1,449,490
Ashok Leyland, Ltd. 617,227 1,805,835
Asian Paints Ltd. 68,643 1,873,835
AU Small Finance Bank Ltd.
(b)
106,024 1,010,665
Aurobindo Pharma, Ltd.
(a)
128,199 1,696,365
Avenue Supermarts Ltd.
(a),(b)
27,856 1,420,182
Axis Bank Ltd. 404,928 5,662,193
Bajaj Auto Ltd. 13,835 1,351,236
Bajaj Finance Ltd. 440,326 4,808,364
Bajaj Finserv Ltd. 69,614 1,668,918
Common Stocks (continued)
Issuer Shares Value ($)
Bharat Electronics Ltd. 819,641 4,028,436
Bharat Forge Ltd. 91,682 1,398,428
Bharat Petroleum Corp. Ltd. 594,664 2,301,757
Bharti Airtel Ltd. 447,010 10,474,712
Britannia Industries Ltd. 13,101 893,819
BSE Ltd. 34,820 1,124,707
CG Power & Industrial Solutions Ltd. 235,495 1,873,168
Cholamandalam Investment and Finance
Co. Ltd. 102,127 1,938,698
Cipla Ltd. 103,926 1,824,885
Coal India Ltd. 549,864 2,513,050
Coforge Ltd. 49,446 1,109,595
Colgate-Palmolive India Ltd. 40,220 1,128,889
Crompton Greaves Consumer Electricals
Ltd. 338,300 1,400,971
Cummins India, Ltd. 51,473 2,040,314
Divi's Laboratories, Ltd. 31,504 2,501,475
Dixon Technologies India Ltd. 9,820 1,715,637
DLF, Ltd. 182,700 1,784,819
Dr Reddy's Laboratories Ltd. 101,063 1,512,292
Eicher Motors Ltd. 21,279 1,403,506
Eternal Ltd.
(a)
1,377,567 4,243,054
Glenmark Pharmaceuticals, Ltd. 63,634 1,301,321
Godrej Consumer Products Ltd. 94,780 1,302,341
Godrej Properties Ltd.
(a)
55,648 1,520,392
Grasim Industries Ltd. 68,207 2,262,300
Havells India, Ltd. 87,911 1,590,004
HCL Technologies Ltd. 123,827 2,495,888
HDFC Bank Ltd. ADR 319,402 24,488,551
HDFC Life Insurance Co. Ltd.
(b)
127,803 1,213,503
Hero MotoCorp Ltd. 31,163 1,539,654
Hindalco Industries Ltd. 320,733 2,591,183
Hindustan Aeronautics Ltd. 36,799 2,089,596
Hindustan Petroleum Corp. Ltd. 297,254 1,518,332
Hindustan Unilever Ltd. 127,537 3,412,388
ICICI Bank Ltd. ADR 658,073 22,137,576
ICICI Lombard General Insurance Co.
Ltd.
(b)
44,291 1,053,667
IDBI Bank Ltd. 1,895,571 2,286,135
Idfc First Bank Ltd.
(a)
1,711,750 1,453,870
Indian Hotels Co. Ltd. 166,645 1,477,381
Indian Oil Corp., Ltd. 1,137,411 1,949,090
Indus Towers Ltd.
(a)
314,114 1,542,367
IndusInd Bank Ltd.
(a)
174,859 1,778,155
Infosys Ltd. ADR 876,773 16,246,604
InterGlobe Aviation Ltd.
(a),(b)
29,639 2,065,502
ITC Ltd. 1,362,100 6,614,349
Jindal Steel & Power, Ltd. 175,730 1,929,629
JSL Stainless Ltd. 175,644 1,444,107
JSW Steel Ltd. 209,661 2,494,858
Kotak Mahindra Bank Ltd. 177,622 4,480,937
Larsen & Toubro Ltd. 112,613 4,818,880
Laurus Labs Ltd.
(b)
164,938 1,394,068
Lodha Developers Ltd.
(b)
68,487 1,105,407
Lupin , Ltd. 67,421 1,523,576
Mahindra & Mahindra Ltd. 173,615 6,444,161
Maruti Suzuki India Ltd. 17,569 2,540,294
Max Healthcare Institute Ltd. 123,308 1,834,667
National Aluminium Co. Ltd. 675,111 1,516,953
Nestle India Ltd. 29,776 855,956
NTPC Ltd. 1,022,526 3,993,050
Oberoi Realty Ltd. 58,271 1,294,790

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
June 30, 2025 (Unaudited)
Columbia EM Core ex-China ETF | 2025 3
Common Stocks (continued)
Issuer Shares Value ($)
Oil & Natural Gas Corp. Ltd. 917,539 2,612,782
PB Fintech Ltd.
(a)
75,425 1,604,100
Persistent Systems Ltd. 18,409 1,296,851
Petronet LNG, Ltd. 390,056 1,373,110
Phoenix Mills Ltd. (The) 64,625 1,176,829
Pi Industries Ltd. 25,949 1,241,988
Polycab India Ltd. 20,640 1,576,640
Power Grid Corp of India Ltd. 914,250 3,197,103
Prestige Estates Projects Ltd. 53,799 1,039,721
Rail Vikas Nigam Ltd. 162,044 751,456
Reliance Industries, Ltd. 192,443 3,367,304
Samvardhana Motherson International
Ltd. 1,096,499 1,979,605
SBI Life Insurance Co. Ltd.
(b)
63,350 1,357,933
Shriram Finance Ltd. 309,765 2,553,141
Siemens, Ltd. 36,908 1,399,328
Solar Industries India Ltd. 6,430 1,319,440
Sona Blw Precision Forgings Ltd.
(b)
216,081 1,212,810
SRF, Ltd. 38,496 1,455,316
State Bank of India GDR 66,417 6,329,540
Sun Pharmaceutical Industries Ltd. 189,687 3,706,372
Sundaram Finance Ltd. 17,617 1,062,751
Supreme Industries Ltd. 22,799 1,167,439
Suzlon Energy, Ltd.
(a)
2,699,089 2,131,324
Tata Consultancy Services, Ltd. 173,624 7,008,935
Tata Consumer Products Ltd. 94,479 1,210,622
Tata Motors Ltd. 515,217 4,133,271
Tata Power Co. Ltd. (The) 455,227 2,152,190
Tata Steel Ltd. 2,004,634 3,734,379
Tech Mahindra Ltd. 69,453 1,366,222
Titan Co. Ltd.
(a)
68,542 2,949,320
Trent Ltd. 38,313 2,777,648
Tube Investments of India Ltd. 33,587 1,217,607
TVS Motor Co. Ltd. 58,886 2,003,607
UltraTech Cement, Ltd. 19,848 2,798,762
United Spirits Ltd. 53,050 883,404
UPL Ltd. 164,487 1,268,272
Varun Beverages Ltd. 349,326 1,863,737
Vedanta Ltd. 641,160 3,445,413
Voltas, Ltd. 76,275 1,168,761
Total 310,627,287
Indonesia - 1.5%
Chandra Asri Pacific Tbk PT 1,661,189 1,010,424
PT Bank Central Asia Tbk 15,154,240 8,097,507
PT Bank Mandiri Persero Tbk 485,366 145,894
PT Bank Negara Indonesia Persero Tbk 6,946,360 1,762,797
PT Bank Rakyat Indonesia Persero Tbk 9,292,657 2,140,717
PT Dian Swastatika Sentosa Tbk
(a)
361,802 1,193,935
PT GoTo Gojek Tokopedia Tbk
(a)
275,370,658 983,770
PT United Tractors Tbk 1,772,622 2,342,023
Total 17,677,067
Kuwait - 1.0%
Boubyan Bank KSCP 830,665 1,956,104
Gulf Bank KSCP 1,600,204 1,878,899
Kuwait Finance House KSCP 1,298,896 3,407,080
Mabanee Co KPSC 636,922 1,820,670
National Bank of Kuwait SAKP 678,898 2,218,214
Total 11,280,967
Malaysia - 1.6%
CIMB Group Holdings Bhd 614,385 990,779
IHH Healthcare Bhd 3,478,724 5,634,698
Common Stocks (continued)
Issuer Shares Value ($)
Malayan Banking Bhd 1,009,883 2,326,533
Public Bank Bhd 823,768 843,235
Tenaga Nasional Bhd 2,592,799 8,855,112
Total 18,650,357
Mexico - 3.2%
America Movil SAB de CV Series B 4,523,703 4,017,983
Arca Continental SAB de CV 182,392 1,914,768
Cemex SAB de CV Series CPO 2,173,720 1,490,032
Coca-Cola Femsa SAB de CV 158,728 1,527,627
Fibra Uno Administracion SA de CV 967,578 1,327,526
Fomento Economico Mexicano SAB de CV
Series UBD 492,773 5,039,368
Grupo Aeroportuario del Centro Norte
SAB de CV 131,564 1,716,628
Grupo Aeroportuario del Pacifico SAB de
CV Class B 111,393 2,539,716
Grupo Aeroportuario del Sureste SAB de
CV Class B 48,573 1,540,210
Grupo Carso SAB de CV Series A1 136,515 966,704
Grupo Financiero Banorte SAB de CV
Class O 433,052 3,931,668
Grupo Financiero Inbursa SAB de CV
Class O 488,077 1,251,453
Grupo Mexico SAB de CV Series B 936,319 5,633,179
Industrias Penoles SAB de CV
(a)
63,803 1,762,080
Prologis Property Mexico SA de CV 249,079 935,035
Qualitas Controladora SAB de CV 85,847 875,601
Wal-Mart de Mexico SAB de CV 150,301 494,453
Total 36,964,031
Philippines - 0.7%
Manila Electric Co. 410,427 3,923,574
SM Investments Corp. 297,772 4,609,572
Total 8,533,146
Poland - 1.6%
Bank Polska Kasa Opieki SA 24,565 1,257,565
ORLEN SA 73,062 1,659,879
Powszechna Kasa Oszczednosci Bank
Polski SA 408,278 8,500,543
Powszechny Zaklad Ubezpieczen SA 406,897 7,093,604
Total 18,511,591
Qatar - 1.0%
Al Rayan Bank 2,027,565 1,296,394
Barwa Real Estate Co. 1,139,245 868,279
Qatar Fuel QSC 536,361 2,206,726
Qatar Gas Transport Co., Ltd. 1,164,265 1,586,035
Qatar Islamic Bank QPSC 359,824 2,188,987
Qatar National Bank QPSC 784,897 3,740,171
Total 11,886,592
Russia - 0.0%
Gazprom PJSC
(a),(c),(d),(e),(f)
251,024 0
GMK Norilskiy Nickel PAO ADR
(a),(c),(d),(e)
19,108 0
LUKOIL PJSC
(a),(c),(d),(e),(f)
14,277 0
Mobile TeleSystems PJSC ADR
(a),(c),(d),(e)
49,482 0
Total 0
Saudi Arabia - 4.9%
Al Rajhi Bank 505,149 12,741,527
Almarai Co. JSC 144,345 1,951,284
Bupa Arabia For Cooperative Insurance
Co. 31,499 1,495,793
Co. for Cooperative Insurance (The) 33,251 1,400,789

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
June 30, 2025 (Unaudited)
4 Columbia EM Core ex-China ETF | 2025
Common Stocks (continued)
Issuer Shares Value ($)
Dar Al Arkan Real Estate Development
Co.
(a)
333,092 1,705,204
Dr Sulaiman Al Habib Medical Services
Group Co. 20,188 1,459,801
Elm Co. 6,405 1,710,334
Etihad Etisalat Co. 126,701 2,003,298
Riyad Bank 287,838 2,205,696
Saudi Arabian Mining Co.
(a)
319,959 4,572,671
Saudi Arabian Oil Co.
(b)
760,794 4,933,345
Saudi Awwal Bank 260,454 2,340,301
Saudi Investment Bank (The) 276,490 1,070,427
Saudi National Bank (The) 697,440 6,716,846
Saudi Telecom Co. 449,261 5,095,737
Umm Al Qura For Development &
Construction Co.
(a)
272,675 1,811,775
Yanbu National Petrochemical Co. 396,788 3,195,040
Total 56,409,868
South Africa - 4.3%
Absa Group Ltd. 98,183 972,369
Bid Corp. Ltd. 156,526 4,117,040
Bidvest Group Ltd. 225,453 2,962,526
Exxaro Resources Ltd. 181,953 1,504,360
FirstRand Ltd. 1,480,561 6,305,896
Gold Fields Ltd. 227,676 5,326,757
Harmony Gold Mining Co. Ltd. 205,377 2,829,195
Impala Platinum Holdings Ltd.
(a)
204,502 1,828,881
Mr Price Group Ltd. 79,182 986,609
MTN Group Ltd. 396,386 3,141,422
Naspers Ltd. Class N 42,134 13,076,459
Shoprite Holdings Ltd. 235,482 3,669,789
Sibanye Stillwater Ltd.
(a)
731,885 1,328,585
Standard Bank Group Ltd. 166,578 2,132,742
Total 50,182,630
South Korea - 13.5%
Alteogen , Inc.
(a)
6,288 1,733,207
Celltrion , Inc. 15,764 1,864,207
Doosan Enerbility Co. Ltd.
(a)
110,179 5,584,057
Hana Financial Group, Inc. 95,128 6,082,948
Hanwha Aerospace Co. Ltd. 5,465 3,433,847
HD Hyundai Electric Co. Ltd. 5,602 2,104,486
HD Korea Shipbuilding & Offshore
Engineering Co. Ltd. 7,111 1,928,442
HLB, Inc.
(a)
40,047 1,456,956
HMM Co. Ltd. 118,249 1,971,401
HYBE Co. Ltd.
(a)
6,964 1,594,455
Hyundai Mobis Co. Ltd. 11,739 2,496,364
Hyundai Motor Co. 33,414 5,038,344
Hyundai Rotem Co. Ltd. 9,628 1,401,824
Kakao Corp. 92,544 4,114,286
KakaoBank Corp. 66,379 1,475,526
KB Financial Group, Inc. 98,540 8,097,278
Kia Corp. 63,848 4,584,226
LG Chem Ltd. 12,078 1,892,781
LG Energy Solution Ltd.
(a)
8,725 1,920,069
Meritz Financial Group, Inc. 21,075 1,756,770
NAVER Corp. 43,400 8,441,390
Samsung Biologics Co. Ltd.
(a),(b)
3,493 2,567,469
Samsung C&T Corp. 17,387 2,079,328
Samsung Electro-Mechanics Co. Ltd. 2,274 226,962
Samsung Electronics Co. Ltd. 994,807 44,079,326
Samsung Fire & Marine Insurance Co.
Ltd. 5,022 1,614,958
Common Stocks (continued)
Issuer Shares Value ($)
Samsung Heavy Industries Co. Ltd.
(a)
126,658 1,572,902
Samsung SDI Co. Ltd. 13,019 1,666,926
Shinhan Financial Group Co. Ltd. 144,128 6,557,098
SK Hynix, Inc. 100,883 21,827,086
SK Square Co. Ltd.
(a)
16,688 2,262,822
SK Telecom Co. Ltd. 25,056 1,052,664
Woori Financial Group, Inc. 84,277 1,401,911
Total 155,882,316
Taiwan - 25.9%
Accton Technology Corp. 106,804 2,669,003
Acer, Inc. 653,392 677,728
Advantech Co. Ltd. 81,095 943,869
Alchip Technologies Ltd. 18,009 1,908,047
ASE Technology Holding Co. Ltd. 586,089 2,959,336
Asia Vital Components Co. Ltd. 110,245 2,804,054
Asustek Computer, Inc. 137,219 3,025,094
Catcher Technology Co. Ltd. 457,845 3,322,715
Cathay Financial Holding Co. Ltd. 1,748,603 3,759,149
Chang Hwa Commercial Bank Ltd. 6,554,477 4,195,835
Chunghwa Telecom Co. Ltd. 1,642,519 7,590,718
CTBC Financial Holding Co. Ltd. 6,143,017 9,189,711
Delta Electronics, Inc. 395,267 5,588,295
E Ink Holdings, Inc. 169,726 1,284,042
E.Sun Financial Holding Co. Ltd. 1,835,607 2,064,210
Elite Material Co. Ltd. 69,612 2,101,800
eMemory Technology, Inc. 18,474 1,492,491
Eva Airways Corp. 1,324,245 1,808,756
Evergreen Marine Corp. Taiwan Ltd. 232,484 1,583,744
Far Eastern New Century Corp. 3,860,808 4,348,233
Far EasTone Telecommunications Co. Ltd. 1,677,861 5,146,390
Fortune Electric Co. Ltd. 39,930 769,567
Fubon Financial Holding Co. Ltd. 1,092,786 3,265,789
Gigabyte Technology Co. Ltd. 162,008 1,569,501
Hon Hai Precision Industry Co. Ltd. 2,522,802 13,904,256
KGI Financial Holding Co. Ltd. 1,948,820 997,359
Largan Precision Co. Ltd. 36,724 2,992,028
Lite-On Technology Corp. 402,122 1,521,104
MediaTek , Inc. 308,915 13,218,669
Mega Financial Holding Co. Ltd. 1,125,623 1,581,775
Novatek Microelectronics Corp. 114,700 2,139,925
PharmaEssentia Corp.
(a)
45,500 853,553
President Chain Store Corp. 382,206 3,356,013
Quanta Computer, Inc. 454,824 4,273,901
Realtek Semiconductor Corp. 68,600 1,331,514
Taiwan Business Bank 10,514,916 5,525,262
Taiwan Mobile Co. Ltd. 1,310,881 5,160,595
Taiwan Semiconductor Manufacturing
Co. Ltd. 4,182,222 151,758,021
Tatung Co. Ltd.
(a)
475,036 645,588
Uni -President Enterprises Corp. 2,121,930 5,883,758
United Microelectronics Corp. 2,987,688 4,520,601
Wan Hai Lines Ltd. 265,658 809,378
Wistron Corp. 553,264 2,320,103
Wiwynn Corp. 24,115 2,088,558
Yang Ming Marine Transport Corp. 564,078 1,372,927
Total 300,322,965
Thailand - 1.6%
Airports of Thailand PCL NVDR 1,884,800 1,753,842
Bangkok Dusit Medical Services PCL
NVDR 2,146,700 1,373,518
Central Pattana PCL NVDR 1,501,800 2,136,602
Charoen Pokphand Foods PCL NVDR 1,710,971 1,210,515

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
June 30, 2025 (Unaudited)
Columbia EM Core ex-China ETF | 2025 5
Common Stocks (continued)
Issuer Shares Value ($)
CP ALL PCL NVDR 42,298 57,249
Delta Electronics Thailand PCL NVDR 791,800 2,338,226
Kasikornbank PCL NVDR 266,383 1,257,809
Krung Thai Bank PCL NVDR 1,930,196 1,264,680
PTT Exploration & Production PCL NVDR 640,400 2,157,075
PTT PCL NVDR 3,225,800 2,976,860
Siam Cement PCL (The) NVDR 342,200 1,768,435
Total 18,294,811
Turkey - 0.5%
BIM Birlesik Magazalar AS 125,482 1,560,110
Haci Omer Sabanci Holding AS 913,966 2,059,056
Turkiye Petrol Rafinerileri AS 478,867 1,684,732
Total 5,303,898
United Arab Emirates - 4.2%
Abu Dhabi Commercial Bank PJSC 636,889 2,337,494
Abu Dhabi Islamic Bank PJSC 555,000 3,248,839
ADNOC Drilling Co. PJSC 1,186,492 1,841,351
Adnoc Gas PLC 2,072,671 1,929,982
Aldar Properties PJSC 903,185 2,193,504
Dubai Islamic Bank PJSC 1,239,272 3,060,347
Emaar Properties PJSC 1,239,783 4,590,726
Emirates Integrated Telecommunications
Co. PJSC 455,821 1,231,127
Emirates NBD Bank PJSC 467,126 2,899,784
Emirates Telecommunications Group Co.
PJSC 591,877 2,836,227
First Abu Dhabi Bank PJSC 1,327,124 5,998,137
International Holding Co. PJSC
(a)
142,751 15,620,465
Modon Holding PSC
(a)
1,032,406 978,198
Total 48,766,181
Total Common Stocks
(Cost: $880,605,351) 1,125,080,332
Preferred Stocks - 2.2%
Issuer Shares Value ($)
Brazil - 2.2%
Banco Bradesco SA Preference Shares 1,400,789 4,319,517
Itau Unibanco Holding SA Preference
Shares 1,300,750 8,806,162
Itausa SA Preference Shares 2,993,196 6,005,203
Petroleo Brasileiro SA - Petrobras
Preference Shares 1,152,808 6,628,089
Total 25,758,971
Total Preferred Stocks
(Cost: $23,196,904) 25,758,971
Right - 0.0%
Issuer Shares Value ($)
South Korea - 0.0%
POSCO Future M Co. Ltd., expiring
7/16/25
(a)
894 19,873
Total Rights
(Cost: $0) 19,873
Warrant - 0.0%
Issuer Shares Value ($)
Malaysia - 0.0%
YTL Corp. Bhd , expiring 12/31/25
(a)
(Cost: $0) 231,020 58,708
Total Warrant
Warrant (continued)
Issuer Shares Value ($)
(Cost $0) 58,708
Money Market Funds - 0.4%
Issuer Shares Value ($)
Goldman Sachs Financial Square
Funds — Treasury Instruments Fund,
Institutional Shares, 4.118%
(g)
4,790,057 4,790,057
Total Money Market Funds
(Cost: $4,790,057) 4,790,057
Total Investments in Securities
(Cost: $908,592,312) 1,155,707,941
Other Assets & Liabilities, Net 1,931,369
Net Assets 1,157,639,310

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
June 30, 2025 (Unaudited)
6 Columbia EM Core ex-China ETF | 2025
Security
Acquisition Date
Shares
Cost ($)
Value ($)
Gazprom PJSC
04/19/2016-02/16/2022
251,024
961,853
—
GMK Norilskiy Nickel PAO ADR
06/19/2020-02/16/2022
19,108
569,160
—
LUKOIL PJSC
04/19/2016-02/16/2022
14,277
1,117,736
—
Mobile TeleSystems PJSC ADR
06/19/2020-02/16/2022
49,482
421,211
—
3,069,960
—
Notes to Portfolio of Investments
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2025, the total value of these securities amounted to $20,633,475, which represents 1.78% of total net assets.
(c) Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2025, the value of these securities amounted to
$0, which represents less than 0.01% of net assets.
(d) Valuation based on significant unobservable inputs.
(e) Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At June 30, 2025, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:
(f) As a result of sanctions and restricted cross-border payments, certain income and/or principal has not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record the income when it is considered collectible.
(g) The rate shown is the seven-day current annualized yield at June 30, 2025.
Abbreviation Legend
ADR American Depositary Receipts
GDR Global Depositary Receipts
NVDR Non-Voting Depository Receipts
PJSC Private Joint Stock Company
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

PORTFOLIO OF INVESTMENTS
Columbia India Consumer ETF
June 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia India Consumer ETF | 2025 7
Notes to Portfolio of Investments
Common Stocks - 100.1%
Issuer Shares Value ($)
Consumer Discretionary - 60.8%
Apparel Retail - 5.4%
Trent Ltd. 237,909 17,248,125
Apparel, Accessories & Luxury Goods - 5.2%
Titan Co. Ltd.
(a)
386,095 16,613,430
Automobile Manufacturers - 16.1%
Hyundai Motor India Ltd.
(a)
212,323 5,495,492
Mahindra & Mahindra Ltd. 439,651 16,318,762
Maruti Suzuki India Ltd. 103,327 14,940,005
Tata Motors Ltd. 1,884,850 15,120,998
Total 51,875,257
Automotive Parts & Equipment - 7.0%
Bosch Ltd. 12,927 4,926,007
Samvardhana Motherson International
Ltd. 4,417,272 7,974,886
Tube Investments of India Ltd. 165,358 5,994,613
UNO Minda Ltd. 268,354 3,455,496
Total 22,351,002
Consumer Electronics - 2.8%
Dixon Technologies India Ltd. 51,042 8,917,471
Hotels, Resorts & Cruise Lines - 3.5%
Indian Hotels Co. Ltd. 1,277,938 11,329,481
Motorcycle Manufacturers - 15.7%
Bajaj Auto Ltd. 161,561 15,779,325
Eicher Motors Ltd. 198,690 13,105,060
Hero MotoCorp Ltd. 193,878 9,578,830
TVS Motor Co. Ltd. 352,034 11,978,023
Total 50,441,238
Restaurants - 5.1%
Eternal Ltd.
(a)
5,349,752 16,477,810
Total Consumer Discretionary 195,253,814
Consumer Staples - 39.3%
Distillers & Vintners - 2.4%
United Spirits Ltd. 467,787 7,789,723
Common Stocks (continued)
Issuer Shares Value ($)
Food Retail - 3.5%
Avenue Supermarts Ltd.
(a),(b)
220,332 11,233,181
Packaged Foods & Meats - 15.5%
Britannia Industries Ltd. 176,572 12,046,674
Marico Ltd. 794,499 6,692,005
Nestle India Ltd. 536,478 15,421,866
Patanjali Foods Ltd. 165,841 3,191,898
Tata Consumer Products Ltd. 980,533 12,564,222
Total 49,916,665
Personal Care Products - 10.1%
Colgate-Palmolive India Ltd. 198,188 5,562,714
Dabur India Ltd. 888,361 5,026,553
Godrej Consumer Products Ltd. 544,995 7,488,597
Hindustan Unilever Ltd. 543,276 14,535,927
Total 32,613,791
Soft Drinks & Non-alcoholic Beverages - 3.3%
Varun Beverages Ltd. 1,962,654 10,471,226
Tobacco - 4.5%
ITC Ltd. 2,971,863 14,431,347
Total Consumer Staples 126,455,933
Total Common Stocks
(Cost: $240,811,781) 321,709,747
Money Market Funds - 0.2%
Issuer Shares Value ($)
Goldman Sachs Financial Square
Funds — Treasury Instruments Fund,
Institutional Shares, 4.118%
(c)
534,030 534,030
Total Money Market Funds
(Cost: $534,030) 534,030
Total Investments in Securities
(Cost: $241,345,811) 322,243,777
Other Assets & Liabilities, Net (835,200)
Net Assets 321,408,577
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2025, the total value of these securities amounted to $11,233,181, which represents 3.49% of total net assets.
(c) The rate shown is the seven-day current annualized yield at June 30, 2025.
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

PORTFOLIO OF INVESTMENTS
Columbia Research Enhanced Emerging Economies ETF
June 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
8 Columbia Research Enhanced Emerging Economies ETF | 2025
Common Stocks - 97.1%
Issuer Shares Value ($)
Brazil - 2.4%
Ambev SA 110,306 269,204
B3 SA - Brasil Bolsa Balcao 113,843 304,118
Companhia de Saneamento Basico do
Estado de Sao Paulo 13,024 284,278
Embraer SA 13,111 184,996
Suzano SA 18,055 169,407
Vale SA 66,455 641,068
WEG SA 35,834 280,876
Total 2,133,947
Chile - 0.3%
Banco de Chile 1,983,466 299,403
China - 29.9%
Agricultural Bank of China, Ltd. Class H 496,640 354,291
Airtac International Group 5,171 154,181
Alibaba Group Holding Ltd. 218,007 3,049,321
ANTA Sports Products Ltd. 25,778 310,321
Baidu, Inc. Class A
(a)
34,874 370,731
Bank of China, Ltd. Class H 1,057,645 614,377
Beijing-Shanghai High Speed Railway Co.
Ltd.
(a)
205,783 165,132
BYD Co. Ltd. Class H 51,152 798,232
China Construction Bank Corp. Class H 1,368,022 1,380,221
China Life Insurance Co., Ltd. Class H 149,083 357,799
China Merchants Bank Co., Ltd. Class H 62,405 436,040
China Overseas Land & Investment, Ltd. 108,175 187,687
China Pacific Insurance Group Co., Ltd.
Class H 57,419 196,395
China Resources Beer Holdings Co. Ltd. 51,259 163,245
China Resources Land, Ltd. 69,663 236,055
China Shenhua Energy Co., Ltd. Class H 76,338 296,114
China Tower Corp. Ltd. Class H
(b)
73,788 105,465
China Yangtze Power Co., Ltd. Class A 102,696 431,967
Contemporary Amperex Technology Co.
Ltd. Class A 18,983 668,187
East Money Information Co. Ltd. Class A 70,251 226,768
Gree Electric Appliances Inc. Class A 26,407 165,544
H World Group Ltd. ADR 4,296 145,720
Haier Smart Home Co. Ltd. Class H 66,777 190,974
Hygon Information Technology Co. Ltd.
Class A 9,575 188,801
Industrial & Commercial Bank of China,
Ltd. Class H 1,005,533 796,741
Industrial Bank Co. Ltd. Class A 86,272 281,012
JD.com, Inc. Class A 41,134 670,196
Jiangsu Hengrui Pharmaceuticals Co.,
Ltd. Class A 29,740 215,408
Kuaishou Technology
(a),(b)
44,056 355,254
Kweichow Moutai Co. Ltd. Class A 5,272 1,037,051
Lenovo Group, Ltd. 152,320 182,784
Li Auto, Inc. Class A
(a)
18,504 252,220
Meituan Class B
(a),(b)
76,261 1,217,262
NetEase , Inc. 26,135 702,482
Nongfu Spring Co. Ltd. Class H
(b)
43,189 220,622
PDD Holdings, Inc. ADR
(a)
9,365 980,141
PetroChina Co. Ltd. Class H 476,209 409,479
PICC Property & Casualty Co., Ltd. Class
H 126,005 243,984
Ping An Insurance Group Co. of China,
Ltd. Class H 107,329 681,573
Pop Mart International Group Ltd.
(b)
9,550 324,335
Common Stocks (continued)
Issuer Shares Value ($)
Shanghai Pudong Development Bank Co.
Ltd. Class A 126,604 245,239
Shanxi Xinghuacun Fen Wine Factory Co.
Ltd. Class A 6,413 157,866
Shenzhen Mindray Bio-Medical
Electronics Co. Ltd. Class A 5,724 179,537
Silergy Corp. 9,250 112,569
Sunny Optical Technology Group Co. Ltd. 14,232 125,731
Tencent Holdings Ltd. 43,820 2,807,829
Tencent Music Entertainment Group ADR 12,162 237,037
Trip.com Group Ltd. 9,562 555,449
Wuxi Biologics Cayman, Inc.
(a),(b)
57,720 188,601
Xiaomi Corp. Class B
(a),(b)
239,689 1,830,491
Zijin Mining Group Co., Ltd. Class H 115,626 295,325
Total 26,499,786
Czech Republic - 0.4%
CEZ AS 5,288 309,637
Egypt - 0.1%
Commercial International Bank - Egypt
(CIB) 64,696 110,068
Greece - 0.4%
National Bank of Greece SA 28,451 361,691
Hungary - 0.3%
MOL Hungarian Oil & Gas PLC 25,931 224,962
India - 16.6%
ABB India, Ltd. 2,298 162,931
Adani Ports & Special Economic Zone
Ltd. 19,014 321,526
Bajaj Holdings & Investment Ltd. 907 152,073
Bharat Electronics Ltd. 111,134 546,210
Bharat Petroleum Corp. Ltd. 82,016 317,458
Bharti Airtel Ltd. 70,536 1,652,859
BSE Ltd. 6,249 201,847
Cipla Ltd. 16,302 286,254
Coal India Ltd. 63,175 288,730
Cummins India, Ltd. 5,771 228,754
Divi's Laboratories, Ltd. 3,673 291,643
Dixon Technologies India Ltd. 1,158 202,312
GAIL India, Ltd. 90,902 202,282
HCL Technologies Ltd. 16,140 325,322
Hero MotoCorp Ltd. 4,461 220,402
Hindalco Industries Ltd. 45,399 366,776
Hindustan Aeronautics Ltd. 5,505 312,596
Indian Hotels Co. Ltd. 27,045 239,766
Indus Towers Ltd.
(a)
44,792 219,938
Infosys, Ltd. 50,108 935,902
InterGlobe Aviation Ltd.
(a),(b)
5,751 400,780
Larsen & Toubro Ltd. 21,173 906,025
Lupin , Ltd. 7,963 179,948
Mankind Pharma Ltd.
(a)
4,192 113,393
NTPC Ltd. 141,334 551,921
Oil & Natural Gas Corp. Ltd. 117,961 335,906
Petronet LNG, Ltd. 38,790 136,552
Pidilite Industries Ltd. 5,286 188,264
Power Finance Corp. Ltd. 47,247 235,464
Power Grid Corp of India Ltd. 144,323 504,693
REC Ltd. 43,545 204,320
State Bank of India 53,268 509,543
Sun Pharmaceutical Industries Ltd. 30,314 592,318
Tata Consultancy Services, Ltd. 14,328 578,399
Tata Motors Ltd. 63,880 512,470

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Emerging Economies ETF
June 30, 2025 (Unaudited)
Columbia Research Enhanced Emerging Economies ETF | 2025 9
Common Stocks (continued)
Issuer Shares Value ($)
Tech Mahindra Ltd. 11,451 225,255
Torrent Pharmaceuticals Ltd. 3,481 138,339
UltraTech Cement, Ltd. 3,694 520,890
Vedanta Ltd. 49,415 265,542
Wipro Ltd. 51,482 159,669
Total 14,735,272
Indonesia - 1.3%
PT Astra International Tbk 627,362 173,892
PT Bank Central Asia Tbk 838,988 448,304
PT Bank Mandiri Persero Tbk 681,322 204,795
PT Bank Rakyat Indonesia Persero Tbk 1,220,117 281,074
Total 1,108,065
Kuwait - 0.8%
Mobile Telecommunications Co. KSCP 424,428 670,478
Malaysia - 1.4%
CIMB Group Holdings Bhd 161,600 260,602
Malayan Banking Bhd 116,800 269,080
Public Bank Bhd 288,200 295,010
Telekom Malaysia Bhd 125,900 195,854
Tenaga Nasional Bhd 69,400 237,020
Total 1,257,566
Mexico - 1.9%
Cemex SAB de CV Series CPO 349,510 239,581
Fomento Economico Mexicano SAB de CV
Series UBD 32,678 334,183
Grupo Aeroportuario del Pacifico SAB de
CV Class B 10,628 242,314
Grupo Financiero Banorte SAB de CV
Class O 54,224 492,298
Grupo Mexico SAB de CV Series B 69,557 418,476
Total 1,726,852
Philippines - 0.3%
SM Investments Corp. 19,010 294,279
Qatar - 0.9%
Qatar Islamic Bank QPSC 49,119 298,815
Qatar National Bank QPSC 101,340 482,903
Total 781,718
Russia - 0.0%
Magnit PJSC
(c),(d),(e),(f)
15,524 0
Mobile TeleSystems PJSC ADR
(a),(c),(d),(e)
86,390 0
Total 0
Saudi Arabia - 3.0%
Al Rajhi Bank 54,207 1,367,280
Alinma Bank 40,063 286,492
Banque Saudi Fransi 46,656 222,177
Etihad Etisalat Co. 13,943 220,456
Riyad Bank 44,739 342,834
SABIC Agri -Nutrients Co. 8,957 256,017
Total 2,695,256
South Africa - 3.0%
Absa Group Ltd. 27,971 277,015
Bid Corp. Ltd. 9,913 260,738
Capitec Bank Holdings Ltd. 2,137 427,004
FirstRand Ltd. 117,057 498,561
Gold Fields Ltd. 15,437 361,167
Harmony Gold Mining Co. Ltd. 10,221 140,801
MTN Group Ltd. 36,045 285,662
Standard Bank Group Ltd. 30,867 395,198
Total 2,646,146
Common Stocks (continued)
Issuer Shares Value ($)
South Korea - 10.9%
Hana Financial Group, Inc. 6,534 417,816
Hanwha Aerospace Co. Ltd. 498 312,910
Hd Hyundai Heavy Industries Co. Ltd.
(a)
436 138,431
HD Korea Shipbuilding & Offshore
Engineering Co. Ltd. 943 255,733
Hyundai Mobis Co. Ltd. 1,406 298,994
KB Financial Group, Inc. 6,757 555,240
Kia Corp. 5,427 389,653
Krafton , Inc.
(a)
544 146,319
KT&G Corp. 2,463 233,051
NAVER Corp. 2,620 509,595
Samsung Electronics Co. Ltd. 75,631 3,351,166
Samsung Fire & Marine Insurance Co.
Ltd. 719 231,214
Samsung Heavy Industries Co. Ltd.
(a)
15,457 191,953
Shinhan Financial Group Co. Ltd. 9,148 416,188
SK Hynix, Inc. 8,774 1,898,346
Woori Financial Group, Inc. 20,367 338,796
Total 9,685,405
Taiwan - 18.3%
Accton Technology Corp. 13,025 325,491
Alchip Technologies Ltd. 1,973 209,039
ASE Technology Holding Co. Ltd. 91,942 464,242
Asia Vital Components Co. Ltd. 10,011 254,627
Asustek Computer, Inc. 18,541 408,750
CTBC Financial Holding Co. Ltd. 410,179 613,612
Delta Electronics, Inc. 48,524 686,034
E.Sun Financial Holding Co. Ltd. 393,295 442,275
Elite Material Co. Ltd. 7,893 238,314
eMemory Technology, Inc. 1,546 124,899
Evergreen Marine Corp. Taiwan Ltd. 37,583 256,025
First Financial Holding Co. Ltd. 333,493 331,644
Fubon Financial Holding Co. Ltd. 208,859 624,175
Hon Hai Precision Industry Co. Ltd. 282,433 1,556,611
Hua Nan Financial Holdings Co. Ltd. 258,386 240,589
International Games System Co. Ltd. 5,920 173,879
KGI Financial Holding Co. Ltd. 555,623 284,355
Largan Precision Co. Ltd. 2,704 220,304
Lite-On Technology Corp. 63,609 240,613
MediaTek , Inc. 34,081 1,458,348
Novatek Microelectronics Corp. 15,369 286,735
Realtek Semiconductor Corp. 12,632 245,185
Taishin Financial Holding Co. Ltd. 481,068 259,374
Taiwan Mobile Co. Ltd. 50,945 200,557
Taiwan Semiconductor Manufacturing
Co. Ltd. 124,834 4,529,784
Uni -President Enterprises Corp. 153,305 425,089
United Microelectronics Corp. 276,352 418,142
Wistron Corp. 75,528 316,725
Yageo Corp. 16,242 269,662
Yang Ming Marine Transport Corp. 67,659 164,677
Total 16,269,756
Thailand - 1.3%
Advanced Info Service PCL NVDR 24,400 208,658
Bangkok Dusit Medical Services PCL
NVDR 287,800 184,142
CP ALL PCL NVDR 152,100 205,864
Delta Electronics Thailand PCL NVDR 74,000 218,526
PTT PCL NVDR 319,200 294,567
Total 1,111,757

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Emerging Economies ETF
June 30, 2025 (Unaudited)
10 Columbia Research Enhanced Emerging Economies ETF | 2025
Common Stocks (continued)
Issuer Shares Value ($)
Turkey - 0.7%
Akbank TAS 105,442 180,711
BIM Birlesik Magazalar AS 15,688 195,048
Turk Hava Yollari AO 38,057 271,129
Total 646,888
United Arab Emirates - 2.9%
Abu Dhabi Commercial Bank PJSC 85,828 315,004
Abu Dhabi Islamic Bank PJSC 39,465 231,019
Aldar Properties PJSC 98,950 240,313
Emaar Properties PJSC 141,293 523,186
Emirates NBD Bank PJSC 59,177 367,354
Emirates Telecommunications Group Co.
PJSC 94,577 453,205
First Abu Dhabi Bank PJSC 106,989 483,553
Total 2,613,634
Total Common Stocks
(Cost: $80,842,776) 86,182,566
Preferred Stocks - 2.2%
Issuer Shares Value ($)
Brazil - 2.0%
Banco Bradesco SA Preference Shares 133,298 411,042
Itau Unibanco Holding SA Preference
Shares 111,834 757,124
Petroleo Brasileiro SA - Petrobras
Preference Shares 100,596 578,378
Total 1,746,544
Colombia - 0.2%
Grupo Cibest SA 15,617 176,470
Total Preferred Stocks
(Cost: $1,671,920) 1,923,014
Money Market Funds - 0.5%
Issuer Shares Value ($)
Goldman Sachs Financial Square
Funds — Treasury Instruments Fund,
Institutional Shares, 4.118%
(g)
462,112 462,112
Total Money Market Funds
(Cost: $462,112) 462,112
Total Investments in Securities
(Cost: $82,976,808) 88,567,692
Other Assets & Liabilities, Net 163,740
Net Assets 88,731,432

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Emerging Economies ETF
June 30, 2025 (Unaudited)
Columbia Research Enhanced Emerging Economies ETF | 2025 11
Security
Acquisition Date
Shares
Cost ($)
Value ($)
Magnit PJSC
12/27/2012-12/17/2021
15,524
3,017,072
—
Mobile TeleSystems PJSC ADR
09/18/2020-12/17/2021
86,390
774,283
—
3,791,355
—
Notes to Portfolio of Investments
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2025, the total value of these securities amounted to $4,642,810, which represents 5.23% of total net assets.
(c) Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2025, the value of these securities amounted to
$0, which represents less than 0.01% of net assets.
(d) Valuation based on significant unobservable inputs.
(e) Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At June 30, 2025, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:
(f) As a result of sanctions and restricted cross-border payments, certain income and/or principal has not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record the income when it is considered collectible.
(g) The rate shown is the seven-day current annualized yield at June 30, 2025.
Abbreviation Legend
ADR American Depositary Receipts
NVDR Non-Voting Depository Receipts
PJSC Private Joint Stock Company
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

1QT279_03_R01_(08/25)
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